Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held to maturity securities			$ 0	$ 0
Fair Value, Net Derivative Asset (Liability) Period Increase (Decrease)		$ 175,000,000	$ 175,000,000
Percentage of probability on initial business combination			95.00%	95.00%
Cypress Holdings Inc And Subsidiaries [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	$ 11,993,000	11,993,000	$ 18,359,000	$ 18,359,000		$ 5,110,000
Cypress Holdings Inc And Subsidiaries [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	0	0		0	$ 0
Cypress Holdings Inc And Subsidiaries [Member] | Interest Rate Swap [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	12,000,000.0	12,000,000.0	18,400,000	18,400,000		5,100,000
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Adjusted net assets method utilized		175,000,000	175,000,000
Level 2 | Cypress Holdings Inc And Subsidiaries [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	11,993,000	11,993,000	18,359,000	18,359,000		$ 5,110,000
Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account			$ 690,000,000	$ 690,000,000
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account	$ 690,021,942	$ 690,021,942